Schedule Of Foreign currency translation and transaction (Details)	Jun. 30, 2024	Jun. 30, 2023
Foreign currency exchange rate	0.7911
Year End Exchange Rate [Member]
Foreign currency exchange rate	0.1013	0.0998
Annual Average Exchange Rate [Member]
Foreign currency exchange rate	0.1015	0.1051